Cover Page	12 Months Ended
Mar. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Registrant Name	SUMITOMO MITSUI FINANCIAL GROUP, INC.
Entity Central Index Key	0001022837
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,373,171,556
Entity Address, Country	JP
ADS [Member]
Document Information [Line Items]
Trading Symbol	SMFG
Security 12(b) Title	American Depositary Shares
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Security 12(b) Title	Common stock, without par value
Security Exchange Name	NONE
No Trading Symbol Flag	true